Property, plant and equipment, net - Schedule of Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 4,640,048	$ 4,745,317
Less: accumulated depreciation	(1,602,736)	(1,348,150)
Total	3,037,312	3,397,167
Building [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	2,734,965	2,811,776
Office Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	191,073	195,604
Electronic Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	203,588	189,983
Vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	224,023	231,751
Machinery Equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	471,202	484,436
Building Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	809,045	831,767
Construction in progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment	$ 6,152